Stock-Based Compensation Awards - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense		$ 1,311	$ 14
Options granted			153,504
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options available for future grant	255,000
Stock-based compensation expense		1,163	$ 0
Unrecognized stock-based compensation cost		$ 1,353
Vesting description		The majority of the RSUs granted vest 50% on the first anniversary of the grant date, with the remaining 50% of the awards vesting monthly over a 12-to-24 month period following the first anniversary of the grant date
Weighted-average grant date fair value	$ 8	$ 8
Weighted-average grant date fair value additional RSU issued		10
Restricted Stock Units (RSUs) [Member] | LMAO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option to purchase common stock, par value		$ 0.0001
Stock-based compensation expense		$ 130
Unrecognized stock-based compensation cost		373
Restricted Stock Units (RSUs) [Member] | Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	50.00%
Restricted Stock Units (RSUs) [Member] | Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	50.00%
Restricted Stock Units (RSUs) [Member] | Tranche Two [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	24 months
Restricted Stock Units (RSUs) [Member] | Tranche Two [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	12 months
Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense		148	$ 14
Unrecognized stock-based compensation cost, options		$ 246
Unrecognized stock-based compensation cost, recognition period		3 years
Options exercised		0	0
Weighted-average grant date fair value			$ 0.4
Options granted		0
2019 Stock Incentive Plan [Member] | Key Employees and Non-Employee Service Providers [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance		547,717	547,717
Options expiration period		10 years
Options available for future grant			260,355
Vesting period		4 years
2019 Stock Incentive Plan [Member] | Key Employees and Non-Employee Service Providers [Member] | LMAO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option to purchase common stock, par value		$ 0.0001
Stock-based compensation expense		$ 134
Unrecognized stock-based compensation cost, options		$ 223
2022 Omnibus Incentive Plan [Member] | Key Employees and Non-Employee Service Providers [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance		1,270,000
Options expiration period		4 years
Options available for future grant		743,720
Vesting period		10 years